Schedule of Stockholders' Equity Note, Warrants or Rights (Details) (USD $)	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Class of Warrant or Right, Outstanding	16,329,206	17,229,206	18,760,501	9,458,443
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price	$ 1.28	$ 1.28	$ 0.94	$ 0.61
Expiry Date August 19, 2013 Exercise Price $1.60 [Member]
Class of Warrant or Right, Outstanding	5,002,500
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price	$ 1.60
Expiry Date August 19, 2013 Exercise Price $1.15 [Member]
Class of Warrant or Right, Outstanding	522,000
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price	$ 1.15
Expiry Date October 26, 2015 [Member]
Class of Warrant or Right, Outstanding	10,804,706
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price	$ 1.14